Common Stock - Summary of common stock shares reserved for future issuance (Detail) - Rigetti Holdings [Member]	Jan. 31, 2021 shares
Common Class A [Member]
Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock, capital shares reserved for future issuance	107,517,073
Common Class A [Member] | Series C Preferred Stock
Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock, capital shares reserved for future issuance	69,223,658
Common Class A [Member] | Series C-1 Preferred Stock
Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock, capital shares reserved for future issuance	0
Common Class A [Member] | Common Stock Warrants
Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock, capital shares reserved for future issuance	10,127,532
Common Class A [Member] | Stock-based Awards Outstanding
Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock, capital shares reserved for future issuance	17,015,965
Common Class A [Member] | Stock-Based Awards Available for Future Grant
Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock, capital shares reserved for future issuance	11,149,918
Common Class B [Member]
Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock, capital shares reserved for future issuance	3,687,836
Common Class B [Member] | Series C Preferred Stock
Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock, capital shares reserved for future issuance	0
Common Class B [Member] | Series C-1 Preferred Stock
Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock, capital shares reserved for future issuance	3,687,836
Common Class B [Member] | Common Stock Warrants
Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock, capital shares reserved for future issuance	0
Common Class B [Member] | Stock-based Awards Outstanding
Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock, capital shares reserved for future issuance	0
Common Class B [Member] | Stock-Based Awards Available for Future Grant
Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock, capital shares reserved for future issuance	0